Capital management - Summary of Regulatory Capital and Capital Ratios (Parenthetical) (Detail)	Oct. 31, 2018
Regulatory capital and capital ratios [abstract]
Credit Valuation Adjustment scalar Common Equity Tier 1 capital	80.00%
Credit Valuation Adjustment scalar Tier 1 capital	83.00%
Credit Valuation Adjustment scalar Total capital	86.00%